OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited)
March 31, 2025
	Shares	Value
COMMON STOCKS – 90.7%
BRAZIL – 4.6%
Centrais Eletricas Brasileiras SA	293,554	$2,095,253
Itau Unibanco Holding SA, ADR	454,016	2,497,089
Petroleo Brasileiro SA, ADR	173,192	2,483,573
PRIO SA/Brazil(a)	192,223	1,345,724
Vale SA, ADR	235,665	2,351,937
Total BRAZIL		10,773,576
CHILE – 1.4%
Barrick Gold Corp.	166,595	3,238,607
Total CHILE		3,238,607
CHINA – 40.9%
Akeso, Inc.(a)(b)	65,606	646,464
Alibaba Group Holding Ltd.	973,501	16,107,530
Aluminum Corp. of China Ltd.	4,162,206	4,295,271
ANTA Sports Products Ltd.	242,260	2,663,650
Baidu, Inc., ADR(a)	12,929	1,189,856
Bilibili, Inc., ADR(a)	125,997	2,407,803
BYD Co. Ltd.	46,582	2,358,751
China Construction Bank Corp.	4,876,938	4,321,769
China Merchants Bank Co. Ltd.	621,365	3,684,047
China Resources Beverage Holdings Co. Ltd.(a)	1,726,997	3,207,930
China Resources Land Ltd.	926,419	3,073,125
CITIC Securities Company Ltd.	823,264	2,157,781
Daqo New Energy Corporation, ADR(a)	21,836	395,450
DiDi Global, Inc., ADR(a)	330,989	1,601,987
GDS Holdings Ltd.(a)	277,170	876,653
H World Group Ltd., ADR	76,510	2,831,635
Haidilao International Holding Ltd.(b)	321,178	724,372
JD.com, Inc., ADR	62,210	2,558,075
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	195,600	1,324,398
Kanzhun Ltd., ADR(a)	76,324	1,463,131
KE Holdings, Inc., ADR	81,634	1,640,027
Kingsoft Cloud Holdings Ltd., ADR(a)	71,404	1,025,361
Midea Group Company Ltd.	233,937	2,533,357
Mixue Group(a)	6,722	363,853
Ping An Insurance Group Co. of China Ltd.	787,694	4,701,708
SF Holding Co. Ltd.(a)	378,459	1,870,389
Shandong Gold Mining Co. Ltd.(b)	275,633	658,218
Sunny Optical Technology Group Company Ltd.	66,038	609,626
Tencent Holdings Ltd.	237,480	15,174,011
Will Semiconductor Co. Ltd. Shanghai	30,995	571,562
Wuliangye Yibin Co. Ltd.	62,400	1,131,096
WuXi AppTec Company Ltd.(b)	361,888	3,231,760
Wuxi Lead Intelligent Equipment Co. Ltd.	375,724	1,093,187
Zijin Mining Group Co. Ltd.	1,895,940	4,326,337
Total CHINA		96,820,170
COLOMBIA – 0.9%
Ecopetrol SA, ADR	200,885	2,097,239
Total COLOMBIA		2,097,239
GREECE – 1.5%
Alpha Services and Holdings SA	1,529,606	3,673,863
Total GREECE		3,673,863
INDIA – 6.4%
GAIL INDIA Ltd. GDR(a)	142,078	1,754,499
HDFC Bank Ltd., ADR	65,669	4,363,048
Larsen & Toubro Ltd., GDR	59,645	2,407,359
Mahindra & Mahindra Ltd., GDR	48,322	1,505,407
Reliance Industries Ltd., GDR(b)	85,732	5,014,930
Total INDIA		15,045,243
INDONESIA – 3.5%
Freeport-McMoRan, Inc.	137,567	5,208,287
Grab Holdings Ltd.(a)	672,316	3,045,591
Total INDONESIA		8,253,878
KAZAKHSTAN – 0.2%
Air Astana JSC, GDR(a)	79,187	475,122
Total KAZAKHSTAN		475,122
MEXICO – 2.7%
Cemex SAB de CV, ADR	286,760	1,608,723
Fresnillo PLC	269,152	3,272,428
Ternium SA, ADR	49,829	1,552,672
Total MEXICO		6,433,823
POLAND – 1.6%
Allegro.eu SA(a)(b)	154,666	1,254,698
Powszechna Kasa Oszczednosci Bank Polski SA	131,117	2,560,126
Total POLAND		3,814,824
RUSSIA – 0.0%
Sberbank of Russia PJSC, ADR(a)(c)	39,273	–
Total RUSSIA		–
SAUDI ARABIA – 1.5%
Americana Restaurants International PLC - Foreign Co.	1,635,265	974,024
Saudi National Bank	259,340	2,471,343
Total SAUDI ARABIA		3,445,367
SOUTH AFRICA – 5.4%
Anglogold Ashanti PLC	328,674	12,200,379
Mr Price Group Ltd.	52,944	642,206
Total SOUTH AFRICA		12,842,585
SOUTH KOREA – 7.3%
Samsung Electronics Co. Ltd.	263,496	10,446,423
Samsung Fire & Marine Insurance Co. Ltd.	12,781	3,119,192
Samsung Heavy Industries Co. Ltd.(a)	160,440	1,479,961
SK Hynix, Inc.	16,645	2,218,879
Total SOUTH KOREA		17,264,455
TAIWAN – 8.7%
Hon Hai Precision Industry Co. Ltd.	487,165	2,197,499
MediaTek, Inc.	91,939	3,962,613
Taiwan Semiconductor Manufacturing Co. Ltd.	439,579	12,379,859
Uni-President Enterprises Corp.	877,804	2,140,603
Total TAIWAN		20,680,574
THAILAND – 0.7%
Charoen Pokphand Foods PCL	2,458,919	1,730,091
Total THAILAND		1,730,091
TURKEY – 3.4%
Akbank TAS	1,620,350	2,231,680
BIM Birlesik Magazalar AS	172,217	2,079,674
Coca-Cola Icecek AS	1,497,908	2,110,360
Ford Otomotiv Sanayi AS	54,907	1,532,288
Total TURKEY		7,954,002
TOTAL COMMON STOCKS (Cost $183,225,508)		214,543,419
EXCHANGE TRADED FUNDS — 5.3%
INDIA – 5.3%
iShares MSCI India ETF	243,023	12,510,824
Total INDIA		12,510,824
TOTAL EXCHANGE TRADED FUNDS (Cost $12,711,119)		12,510,824
Total Investments – 96.0% (Cost $195,936,627)		227,054,243
Other Assets in Excess of Liabilities – 4.0%		9,561,610
TOTAL NET ASSETS – 100.0%		$236,615,853
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2025, the total value of all such securities was $11,530,442 or 4.9% of net assets.

(c)
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of March 31, 2025, the total value of all such securities was $0 or 0.0% of net assets.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

Oaktree Emerging Markets Equity Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:
	Level 1	Level 2	Level 3		Total
Common Stocks:
Brazil	$10,773,576	$–	$–		$10,773,576
Chile	3,238,607	–	–		3,238,607
China	15,477,179	81,342,991	–		96,820,170
Colombia	2,097,239	–	–		2,097,239
Greece	–	3,673,863	–		3,673,863
India	4,363,048	10,682,195	–		15,045,243
Indonesia	8,253,878	–	–		8,253,878
Kazakhstan	475,122	–	–		475,122
Mexico	3,161,395	3,272,428	–		6,433,823
Poland	–	3,814,824	–		3,814,824
Russia	–	–	–	(1)	–
Saudi Arabia	–	3,445,367	–		3,445,367
South Africa	12,200,379	642,206	–		12,842,585
South Korea	–	17,264,455	–		17,264,455
Taiwan	–	20,680,574	–		20,680,574
Thailand	–	1,730,091	–		1,730,091
Turkey	3,611,962	4,342,040	–		7,954,002
Total Common Stocks	63,652,385	150,891,034	–		214,543,419
Exchange Traded Funds:
India	12,510,824	–	–		12,510,824
Total Exchange Traded Funds	12,510,824	–	–		12,510,824
Total	$76,163,209	$150,891,034	$–		$227,054,243
For further information regarding security characteristics, see the Schedule of Investments. (1) Investments categorized as Level 3 securities that are effectively valued at zero